[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

ANNUAL REPORT AND PERFORMANCE UPDATE

NEW ENGLAND
INTERMEDIATE TERM
TAX FREE FUND
OF CALIFORNIA
[ARTWORK APPEARS HERE]
DECEMBER 31, 1995

DEAR SHAREHOLDER,
ItOs a real pleasure to present to you the 1995 Annual Report for New England Intermediate Term Tax Free Fund of California, containing your portfolio managerOs commentary and complete financial information.

FAVORABLE ECONOMIC CONDITIONS IN 1995
In 1995 subdued economic growth with little or no inflation created a very favorable backdrop for the bond and stock markets. Long term interest rates dipped on the positive inflation news, with the yield on the 30-year Treasury bond falling to a low of 5.95% at year end. The stock market, fueled by lower interest rates and solid corporate earnings growth, advanced 37.6%, as measured by the Standard & PoorOs 500 Index,* for its best showing since 1958. In July and in December, the Federal Reserve Board lowered short term rates, signaling its belief that the economy was indeed on a path towards slow, non-inflationary growth.

NEW ENGLAND FUNDS - WHERE THE BEST MINDS MEET
Over this past year we launched our new corporate identity - Where the Best Minds Meet -which we believe reflects the essence of New England Funds. Our unique multiple adviser structure brings together some of the best investment minds in the business. As recent examples, consider New England Star Advisers Fund, managed by four prominent equity advisers, and New England Star Worldwide Fund, a global fund introduced this January which builds off the Star Advisers concept. In addition, last May we launched New England Strategic Income Fund, under the management of Dan Fuss of Loomis Sayles. One of the industryOs most respected managers, Dan Fuss was named 1995Os OBond Fund Manager of the YearO by Morningstar for his past record of accomplishment in fund management at Loomis Sayles.**
  * Standard & PoorOs 500 is an unmanaged index representing 500 major companies, the majority of which are listed on the New York Stock Exchange.
** Morningstar is a third party, independent mutual fund rating service.

1995 DALBAR AWARD FOR SERVICE EXCELLENCE
Where the Best Minds Meet also refers to your financial adviser and all the people at New England Funds who provide you with quality service. We are proud to report that in recognition of our ongoing quality initiatives, New England Funds has been named a 1995 QUALITY TESTED SERVICE SEAL WINNER by DALBAR, an independent mutual fund service rating company. The coveted DALBAR award was given to only seven companies for Oproviding the highest tier of service excellence in the mutual fund industry.O

OUTLOOK FOR 1996
Looking ahead, we believe interest rates are likely to remain flat as the economy continues on its slow, steady, non-inflationary growth path. While this scenario is extremely positive for the long term, it is unlikely that 1996 will see a repeat of last yearOs stellar performance. At this time itOs worth reiterating that long-term investors should not focus on one yearOs performance. Instead, we recommend that you review your asset allocation program with your financial adviser, then remain committed to that program to carry out its objectives.

We   believe   you  will  find  your  portfolio  managerOs  commentary
informative.   If you have any questions or comments,  please  contact
your financial representative or New England Funds directly at 800-225-5478. Also, please contact New England Funds for a prospectus on any of the funds mentioned above. The prospectus details investment
objectives  and risks, as well as management fees and  expenses.   You
should read it carefully before investing or sending money.

SINCERELY,

          /s/PETER S. VOSS /s/HENRY L.P. SCHMELZER
          PETER S. VOSS    HENRY L.P. SCHMELZER
          CHAIRMAN         PRESIDENT

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

INVESTMENT RESULTS THROUGH DECEMBER 31, 1995
Putting Performance into Perspective
The graph comparing your FundOs performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your FundOs total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of atheoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

A $10,000 INVESTMENT IN CLASS A SHARES
COMPARED TO LEHMAN MUNICIPAL INDEX(4) AND THE COST OF LIVING(5)
[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares compared to Lehman Municipal Index(4) and the Cost of Living(5). The data points from the graph are as follows:]

New England Intermediate Term Tax Free Fund of California
 - Net Asset Value(1)
Year                                                           Amount
-----                                                          ------
1995                                                           $11,756
1994                                                           $10,322
1993                                                           $10,864
4/23/93                                                        $10,000

New England Intermediate Term Tax Free Fund of California
 - With Maximum Sales Charge(2)
Year                                                           Amount
-----                                                          ------
1995                                                           $11,462
1994                                                           $10,064
1993                                                           $10,592
4/23/93                                                        $E9,750

Lehman Municipal Index(4)
Year                                                           Amount
-----                                                          ------
1995                                                           $11,938
1994                                                           $10,164
1993                                                           $10,718
4/23/93                                                        $10,000

Cost of Living(5)
Year                                                           Amount
-----                                                          ------
1995                                                           $10,668
1994                                                           $10,396
1993                                                           $10,125
4/23/93                                                        $10,000
    This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA


AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/95*
CLASS A                         1 YEAR      SINCE INCEPTION (4/23/93)
Net Asset Value(1)              13.89%                          6.20%
With Max. Sales Charge(2)        11.07                           5.21
Lipper CA Municipal Average(6)   13.27                           5.57

CLASS B (INCEPTION 9/13/93)     1 YEAR                SINCE INCEPTION
Net Asset Value(1)              12.91%                          3.05%
With CDSC(3)                      8.91                           1.83
Lehman Municipal Index(4)        17.46                           5.63
Lipper CA Municipal Average(6)   13.27                           4.34

YIELDS AS OF 12/31/95*
                               CLASS A                        CLASS B
SEC 30-day Yield                 4.93%                          4.33%
Taxable Equivalent Yield          9.17                           8.05

SEC Yield is based on the FundOs net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines. Taxable equivalent yield is based on the maximum combined federal and California state income tax bracket of 46.24%. The alternative minimum tax and some federal and state taxes may apply.

* These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.
     NOTES TO CHARTS AND PERFORMANCE UPDATE
1 Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
2 With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.50% at the time of purchase of Class A shares.
3 With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.
4 Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
5 Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.
6    Lipper  Average  is  an average of the total  return  performance
     (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

[PHOTO]

Portfolio Manager:  James Welch
Back Bay Advisers, L.P.

For investors in both stocks and bonds, 1995 was an outstanding year. The stock market, as measured by the Dow Jones Industrial Average1, repeatedly reached record highs, and the bond market provided attractive yields and total returns. In large measure, this reflected the Federal Reserve BoardOs success at bringing the economy in for a Osoft landingO - economic growth has been moderate, and inflation is under control.

Almost all sectors of the bond market participated in a rally that sustained itself for most of the year. There was a modest pull back during the second quarter, as investors turned their attention to the stock market, but momentum was regained over the final six months of the year. The rally was driven by a sharp decline in interest rates. From the beginning to the end of the FundOs fiscal year, the yield on 30-year Treasury bonds fell by 1.75 percentage points, from 7.70% to 5.95%. Although U.S. government bonds were the biggest beneficiaries of this decline, most other fixed-income securities, including municipal bonds, received a significant boost as well.

How Your Fund Performed
The FundOs Class A shares posted a positive total return of 13.89% for the 12-month period, based on net asset value. We had anticipated the economyOs soft landing, and had positioned the Fund early on to take advantage of such an environment. We began upgrading the quality of the securities in the FundOs portfolio during the prior fiscal year, and continued to do so throughout 1995. As

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

interest rates declined, the Oyield gapO between bonds of higher and lower quality narrowed, making it possible to invest in relatively high quality bonds without sacrificing performance. This strategy also helped the Fund perform very well relative to other funds with similar objectives. The FundOs total return stands up nicely when compared to the 13.27% return from the Lipper California Municipal Average(2).

In addition to its strong total return, your Fund continued to provide a high level of tax-exempt income during the year. On December 31, 1995, the FundOs yields for Class A and Class B shares were 4.93% and 4.33%, respectively.a. These translate into taxable equivalent yields of 9.17% for Class A shares and 8.05% for Class B shares, based on the maximum combined federal and California state income tax rate of 46.24%(3).

How We Managed Your Fund
The stateOs economy showed modest improvement during 1995, although events in Orange County continue to influence CaliforniaOs municipal bond market. We had identified Orange County as a potential trouble spot before its well-publicized fiscal problems, and had eliminated its debt from the portfolio by the end of 1994. Orange CountyOs problems have had a negative impact on the bonds of local municipalities throughout California - as a consequence, we have avoided local general obligation (GO) bonds. The stateOs GOs, on the other hand, became more attractive as CaliforniaOs economic prospects improved. From no exposure at the

a. Yield is calculated using a standard formula established by the Securities and Exchange Commission, and is an annualized percentage based on the yield earned for the FundOs Class A and Class B shares during the 30 days ending December 31, 1995.

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

beginning of 1995, we added some carefully selected state general obligation bonds during the year.
Overall, we continue to emphasize essential service revenue bonds, including utility bonds, because of their potential for steady income. The transportation sector, which includes highway and airport revenue bonds, showed particular improvement as the economy picked up steam. In this sector, many bonds are backed by a voter-approved allocation from state sales tax. Airport bonds especially benefited - usage fees increased along with passenger traffic.

Given the CongressOs stated desire to reform Medicare and Medicaid, we have avoided investments in the health care sector. One exception was Valley Health Systems, a three-hospital county health care complex. When this credit was originally issued, it was unrated. Our internal analysis identified it as a good prospect, and we realized significant appreciation when the credit was rated BBB by Standard & PoorOs Corporation.

Outlook For the Municipal Market
We believe the long-term outlook for CaliforniaOs municipal bond market is positive. The impact from events such as the impasse over the federal governmentOs debt ceiling and ongoing discussions about tax reform should prove to be short-term in nature. In fact, lower prices that resulted from the marketOs concerns about tax reform were taken as a buying opportunity for the Fund.

Municipal bonds may also continue to enjoy their current attractiveness compared to Treasury securities. With some municipal bonds yielding as much as 90% of Treasuries at year-end, they offer exceptional value for investors. This becomes even more apparent when municipal bond yields are compared to Treasuries on a taxable-equivalent basis.

In recent years, there has been a steady decline in the volume of new issue municipal bonds in California - $20 billion were issued in 1995, a decline of 21% from 1994. This trend should continue in the future. The combination of relatively low supply and steady demand from investors seeking relief from federal and state income taxes suggests a favorable environment for California municipal bonds and for the Fund.
1. The Dow Jones Industrial Average is an unmanaged index of the price of 30 stocks, all of which are traded on the New York Stock Exchange.
2. The Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar objectives, as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
3. The alternative minimum tax (AMT) may apply. Some federal and state taxes may apply.

PORTFOLIO QUALITY AS OF DECEMBER 31, 1995

[A pie chart appears here, illustrating the portfolio quality of New England Intermediate Term Tax Free Fund of California at December 31, 1995. The pie chart is broken in pieces representing credit ratings in the following percentages.]
--------------------------------------------
AAA                                   28.6%
AA                                     8.4%
A                                     25.9%
BBB                                     30%
BELOW BBB                                7%
--------------------------------------------
AVERAGE PORTFOLIO QUALITY =A+
AVERAGE PORTFOLIO MATURITY = 10.5 YEARS
Quality rating provided by Standard & PoorOs

NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA

GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.
INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fundOs portfolio.
Capital Gains Distributions - Payments to shareholders of profits earned from selling securities in a fundOs portfolio. Capital gains distributions are usually paid once a year.
YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.
MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fundOs Oaverage maturityO refers to the weighted average of the maturities of all the individual bonds in the portfolio.
DURATION - A measure, stated in years, of a bond or bond fundOs sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a fund is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a fund with a duration of 4 years should rise in value 4%. Conversely, the fund should decline 4% if interest rates rise 1%.
TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).
MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and in most cases from state and local income taxes. The two main types are General Obligation (GO) Bonds, which are backed by the full faith and credit and taxing powers of the municipality; and Revenue Bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

PORTFOLIO COMPOSITION, FINANCIAL STATEMENTS AND HIGHLIGHTS

NEW ENGLAND
INTERMEDIATE TERM
TAX FREE FUND
OF CALIFORNIA

DECEMBER 31, 1995

PORTFOLIO COMPOSITION
Investments as of December 31, 1995

TAX EXEMPT BONDS--95.9% OF TOTAL NET ASSETS

                                                                      RATINGS (
C)
                                                                      (UNAUDITE
D)
                                                                      ----------
      FACE                                                             STANDARD
    AMOUNT  ISSUER                                             MOODY'S & POOR'S    VALUE (A)
 -------------------------------------------------------------------------------
-------------
            CALIFORNIA--82.0%
$1,000,000  California Educational Facilities Authority
            (Stanford Univ.), 7.000%, 01/01/04                     Aaa      AAA  $ 1,098,870
   995,000  California Housing Finance Agency 6.000%, 02/01/24      Aa      AA-    1,025,577
 1,000,000  California Housing Finance Agency
             6.050%, 08/01/15 (MBIA).                              AAA      AAA    1,019,690
 1,000,000  California Pollution Control Financing Authority
             6.900%, 09/01/06                                       --  A+/A-1+    1,079,760
 1,000,000  California Pollution Control Financing Authority
             8.750%, 01/01/07                                       A2        A    1,103,940
 1,000,000  California State Department of Water Resources
             5.000%, 12/01/12                                       AA       AA      979,830
 1,000,000  California State 7.000%, 06/01/02 (FGIC)               Aaa      AAA    1,142,560
 1,000,000  California State 5.250%, 10/01/14                       A1        A      982,360
 1,000,000  California State Zero Coupon Bond, 10/01/06             A1        A      577,330
 1,000,000  California State Public 6.400%, 09/01/08                 A       A-    1,065,180
 1,500,000  Duarte City of Hope, CA, 5.100%, 04/01/98.            Baa1       --    1,506,810
 2,030,000  Fresno United School District 7.250%, 03/01/07           A       --    2,248,103
 1,295,000  Fresno United School District 6.600%, 03/01/99           A       --    1,378,450
 1,000,000  Los Angeles County Transportation Sales Tax Revenue,
             6.500%, 07/01/13                                       A1      AA-    1,063,240
 1,000,000  Pleasanton Financing Authority 5.600 09/02/00          Baa       --    1,039,330
 1,000,000  Sacramento California Power Authority
             6.500%, 07/01/07                                       --     BBB-    1,072,890
 1,000,000  Sacramento Utility District 6.870%, 11/15/06 (d) (FSA) Aaa      AAA    1,081,110
 1,000,000  Sacramento Utility District 4.130%, 11/15/06 (d) (FSA) Aaa      AAA      999,990
 2,700,000  San Diego Port Facilities 6.600%, 12/01/02              --       --    2,605,500
 1,000,000  Southern California Public Power Authority
             5.000%, 07/01/15 (FSA)..                              AAA      AAA      964,980
 1,000,000  Southern California Rapid Transit District
             7.500%, 07/01/05 (MBIA).                              Aaa      AAA    1,149,400
 1,975,000  Stanislaus Solid Waste Authority 7.625%, 01/01/10       --     BBB+    2,148,701
 1,000,000  Valley Health Systems 6.250%, 5/15/99                   --     BBB-    1,023,280
 1,000,000  Yorba Linda, CA Redevelopment Agency,
             5.250%, 09/01/13 (MBIA).                              AAA      AAA      994,230
 2,000,000  Western & Central Basin Finance Authority
             6.470%, 08/01/06 (AMBAC)                              Aaa      AAA    2,062,080
                                                                                 -----------
                                                                                  31,413,191
                                                                                 -----------

PORTFOLIO COMPOSITION--continued
Investments as of December 31, 1995

TAX EXEMPT BONDS--CONTINUED

                                                                      RATINGS (
C)
                                                                      (UNAUDITE
D)
                                                                      ----------
      FACE                                                             STANDARD
    AMOUNT  ISSUER                                             MOODY'S & POOR'S    VALUE (A)
 -------------------------------------------------------------------------------
-------------
OTHER OBLIGATIONS--13.9%
$1,200,000Guam Airport Authority Revenue 6.600%, 10/01/10           --      BBB  $ 1,230,144
 1,000,000  Puerto Rico Commonwealth Highway Authority
             6.750%, 07/01/05                                     Baa1        A    1,098,790
 1,750,000  Virgin Islands Public Finance Authority
             7.700%, 10/01/04                                       --      BBB    1,951,040
   945,000  Virgin Islands Territory
             7.750%, 10/01/06                                       --       --    1,061,197
                                                                                 -----------
                                                                                   5,341,171
                                                                                 -----------
            Total Tax Exempt Bonds
             (Identified Cost $35,716,490)                                        36,754,362
                                                                                 -----------
            Total Investments--95.9%
             (Identified Cost $35,716,490)(b).                                    36,754,362
            Cash and receivables                                                   2,639,946
            Liabilities                                                          (1,070,440)
                                                                                 -----------
            Total Net Assets--100%                                               $38,323,868
                                                                                  ==========

(a)  See Note 1a.
(b)  Federal Tax Information: At December 31, 1995 the net
     unrealized appreciation on investments based on Cost of $35,718,360 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost    $ 1,270,121
     Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value.     (234,119)
                                                           -----------
Net unrealized appreciation                                $ 1,036,002
                                                            ==========
As of December 31, 1995, the Fund had a net tax basis capital loss carryforward as follows:
Expiring December 31, 2002 $1,488,957

(c) The ratings shown are believed to be the most recent ratings available at December 31, 1995. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at December 31, 1995. The Fund's adviser independently evaluates the fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d) Floating rate demand notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by a letter of credit or other support agreements from banks. The rates shown were those in effect at December 31, 1995.

STATEMENT OF ASSETS & LIABILITIES
December 31, 1995

ASSETS
Investments at value                                       $36,754,362
Cash                                                           853,273
Receivable for:
Fund shares sold                                                77,429
Securities sold                                                981,657
Accrued interest                                               671,950
Unamortized organization expense.                               20,498
Due from investment advise                                      30,139
Prepaid registration expense                                     5,000
                                                           -----------
                                                            39,394,308
LIABILITIES
Payable for:
Securities purchased$983,527
Fund shares redeemed                           2,651
Dividends declared                            49,434
Accrued expenses:
Deferred trustees' fees                          205
Other expenses                                34,623
                                            --------
                                                             1,070,440
                                                           -----------
                                                           $38,323,868
                                                            ==========
NET ASSETS
Net Assets consist of:
Capital paid in                                            $38,755,920
Undistributed net investment income                             20,903
Accumulated net realized losses                            (1,490,827)
Unrealized appreciation on investments                       1,037,872
                                                           -----------
NET ASSETS                                                 $38,323,868
                                                            ==========
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
($32,707,195 divided by 4,272,840 shares of beneficial
interest)                                                        $7.65
                                                                ======
Offering price per share (100/97.50 of 7.65)                    $7.85*
                                                                ======
Net asset value and offering price of Class B shares
($5,616,673 divided by 735,844 shares of beneficial
interest)                                                      $7.63**
                                                                ======
Identified cost of investments                             $35,716,490
                                                           ===========

* Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of these amounts.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


STATEMENT OF OPERATIONS
Year Ended December 31, 1995

INVESTMENT INCOME
Interest                                                    $2,233,235
Expenses
Management fees                                   $150,341
Service fees--Class A                               79,472
Service and distribution fees--Class B              57,947
Trustees' fees and expenses                         11,485
Administrative Services                             46,879
Custodian                                           66,655
Transfer agent                                      40,289
Audit and tax services                              15,000
Legal                                               20,148
Printing                                            15,595
Registration                                        20,751
Amortization of organization expenses                4,472
Miscellaneous                                        4,909
                                                ----------
Total expenses                                     533,943
Less expenses waived by the
investment adviser and
distributor                                     (227,359)      306,584
                                               ----------   ----------
Net investment income                                        1,926,651
REALIZED and UNREALIZED GAIN (LOSS)
on INVESTMENTS, OPTIONS AND
FUTURES CONTRACTS
Realized gain (loss) on:
Investments--net                                   391,557
Futures contracts--net                           (403,228)
Options contracts--net                              92,643
                                                ----------
Total realized gain on investments                  80,972
                                                ----------
Unrealized appreciation (depreciation) on:
Investments--net                                 2,828,977
Futures contracts--net                             (3,634)
Options contracts--net                              14,646
                                                ----------
Total unrealized appreciation on investments,
futures contracts                                2,839,989
                                                ----------
Net gain on investment transactions                          2,920,961
                                                            ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $4,847,612
                                                             =========

STATEMENT OF CHANGES IN NET ASSETS

                                         YEAR ENDED         YEAR ENDED
                                       DECEMBER 31,       DECEMBER 31,
                                               1994               1995
                                        -----------        -----------
FROM OPERATIONS
Net investment income$ 1,954,991         $1,926,651
Net realized gain (loss) on investments,
options and
futures transactions                    (1,563,819)             80,972
Unrealized appreciation (depreciation)
on investments,
options and futures transactions        (2,499,562)          2,839,989
Increase (decrease) in net assets
from operations                         (2,108,390)          4,847,612
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A                                 (1,743,720)        (1,665,974)
Class B                                   (214,696)          (260,677)
In excess of net investment income
Class A                                     (1,353)            (9,744)
Class B                                       (737)            (1,589)
                                      -------------    ---------------
                                        (1,960,506)        (1,937,984)
                                      -------------    ---------------
Increase (decrease) in net assets
derived from capital
share transactions                        9,287,642          (591,705)
                                      -------------    ---------------
Total increase (decrease) in net assets   5,218,746          2,317,923
NET ASSETS
Beginning of the year                    30,787,199         36,005,945
                                      -------------    ---------------
End of the year                         $36,005,945       $ 38,323,868
                                      =============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME
Beginning of the year                       $ 3,178           $ 29,558
                                        ===========       ============
End of the year                             $29,558           $ 20,903
                                        ===========       ============

FINANCIAL HIGHLIGHTS

                                                CLASS A
                               ---------------------------------------
                            APRIL 23,(A)
                                THROUGH     YEAR ENDED      YEAR ENDED
                            DECEMBER 31,  DECEMBER 31,    DECEMBER 31,
                                    1993           1994           1995
                             ----------     ----------      ----------
Net Asset Value,
Beginning of Period               $7.50         $ 7.84          $ 7.08
                             ----------     ----------      ----------
Income From Investment Operations
Net Investment Income               0.26           0.38           0.39
Net Realized and Unrealized Gain
(Loss) on
Investments                         0.38         (0.76)           0.57
                             ----------     ----------      ----------
Total From Investment
Operations                          0.64         (0.38)           0.96
                             ----------     ----------      ----------
Less Distributions
Distributions From Net
Investment Income.                (0.26)         (0.38)         (0.39)
Distributions in Excess
of Net Investment Income          (0.04)           0.00           0.00
                             ----------     ----------      ----------
Total Distributions               (0.30)         (0.38)         (0.39)
                             ----------     ----------      ----------
Net Asset Value,
End of Period                     $7.84         $ 7.08          $ 7.65
                              ==========    ==========      ==========
Total Return (%)(d)                  8.6          (4.9)           13.9
Ratio of Operating Expenses
to Average Net Assets
(%)(b).                          0.70(c)           0.70           0.70
Ratio of Net Investment
Income to Average Net
Assets (%)                       4.88(c)           5.07           5.24
Portfolio Turnover Rate (%).      121(c)            212            167
Net Assets, End of Period (000) $28,938       $ 30,293        $ 32,707

(a)  Commencement of operations.
(b) Commencing April 23, 1993 expenses were voluntarily limited to 0.70% of Class A average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.49% (annualized) for the period ended December 31, 1993, 1.33% for the year ended December 31, 1994 and 1.31% for the year ended December 31, 1995.
(c)       Computed on an annualized basis.
(d)  A   sales   charge   of  2.50%  (maximum)  was  not  reflected   in   total
     return    calculations.   Periods   less   than   one    year    are    not
     annualized.

                                                CLASS B
                           -------------------------------------------
                           SEPTEMBER 13,(A)
                                    THROUGH YEAR ENDED      YEAR ENDED
                               DECEMBER 31,DECEMBER 31,   DECEMBER 31,
                                       1993        1994           1995
                                     ------      ------         ------
Net Asset Value, Beginning of Period  $7.92      $ 7.84         $ 7.07
                                     ------      ------         ------
Income From Investment Operations
Net Investment Income.                 0.10        0.32           0.33
Net Realized and Unrealized Gain
(Loss)
on Investments                       (0.04)      (0.77)           0.56
                                     ------      ------         ------
Total From Investment Operations       0.06      (0.45)           0.89
                                     ------      ------         ------
Less Distributions
Distributions From Net Investment
Income                               (0.10)      (0.32)         (0.33)
Distributions in Excess of Net
Investment
Income                               (0.04)        0.00           0.00
                                     ------      ------         ------
Total Distributions                  (0.14)      (0.32)         (0.33)
                                     ------      ------         ------
Net Asset Value, End of Period        $7.84      $ 7.07         $ 7.63
                                     ======      ======         ======
Total Return (%)(d)                     0.8       (5.8)           12.9
Ratio of Operating Expenses to
Average Net
Assets (%)(b)                       1.45(c)        1.45           1.45
Ratio of Net Investment Income
to Average Net
Assets (%)                          3.68(c)        4.32           4.49
Portfolio Turnover Rate (%)          121(c)         212            167
Net Assets, End of Period (000)      $1,849      $5,713         $5,617

(a)  Commencement of operations.
(b) Commencing September 13, 1993 expenses were voluntarily limited to 1.45% of Class B average net assets. See Note 4. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 2.24% (annualized) for the period ended December 31, 1993, 2.08% for the year ended December 31, 1994 and 2.06% for the year ended December 31, 1995.
(c)  Computed on an annualized basis.
(d)  Periods less than one year are not annualized.

NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1.The Fund is a series of The New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The   Fund  offers  both  Class  A  and  Class  B  shares.  The  Fund  commenced its  public  offering  of  Class  B  shares  on  September  13,  1993.  Class  A shares  are  sold  with  a  maximum  front end  sales  charge  of  2.50%.  Class
B  shares  do  not  pay  a  front end sales charge, but  pay  a  higher  ongoing
distribution  fee  than  Class  A  shares  for  eight  years  (at  which   point
they   automatically  convert  to  Class  A  shares),  and  are  subject  to   a
contingent   deferred  sales  charge  if  those  shares  are   redeemed   within
five years of purchase. Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the
Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The   preparation   of  financial  statements  in  accordance   with   generally
accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION.The Fund's investment adviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B.    SECURITY    TRANSACTIONS    AND   RELATED    INVESTMENT    INCOME.Security
transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend

December 31, 1995

income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C.  OPTIONS  AND  FUTURES.  CALLS  AND  PUTS.The  Fund  may  write  (sell)  call and  put  options  on  securities  to manage  its  exposure  to  interest  rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the Fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the  Fund  has  written  either  expires  on  its  stipulated  expiration  date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The  premium  paid  by  a  Fund for the purchase of  a  call  or  a  put  option is  included  in  the  asset  section of the  Fund's  statement  of  assets  and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security

December 31, 1995

which   the   Fund   purchases  upon  exercise  will   be   increased   by   the
premium originally paid.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security
increases   and  the  option  is  exercised.  In  writing  a  put  option,   the
Fund   assumes   the   risk   of  incurring  a  loss   if   the   market   price
decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

INTEREST RATE FUTURES CONTRACTS

The   Fund   may   purchase  and  sell  interest  rate  futures   contracts   to
hedge
against   changes  in  the  values  of  tax  exempt  municipal  securities   the
Fund  owns  or  expects  to  purchase.  An interest  rate  futures  contract  is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

D. FEDERAL INCOME TAXES.The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E.   DIVIDENDS   AND  DISTRIBUTIONS  TO  SHAREHOLDERS.Dividends   are   declared
daily to shareholders of record at the time and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to

December 31, 1995

differing  treatments  for  market  discount.  Permanent  book  and  tax   basis
differences   relating   to   shareholder   distributions   will    result    in
reclassification to paid in capital.

F. REPURCHASE AGREEMENTS.The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay
Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

G. ORGANIZATION EXPENSE.Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $26,500 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2.PURCHASES   AND   SALES  OF  SECURITIES  (excluding  short-term   investments)
for the Fund for the year ended December 31, 1995 were $61,401,046 and $63,735,206, respectively.

Investments  in  written  options  and  futures  contracts  for  the  Fund   for
the year ended December 31, 1995 are summarized as follows:


                                            SALES OF FUTURES CONTRACTS
                                            --------------------------
                                         NUMBER OF      AGGREGATE FACE
                                  CONTRACTS VALUE         OF CONTRACTS
                                  ---------------        -------------
Open at December 31, 1994                       90          $8,993,790
Contracts opened                               395          43,510,011
Contracts closed                             (485)        (52,503,801)
                                        ---------        -------------
Open at December 31, 1995                        0                   0
                                           =======        ============

                                                       WRITTEN OPTIONS
                                                  --------------------
                                        NUMBER OF             PREMIUMS
                                        CONTRACTS             RECEIVED
                                        ---------            ---------
Open at December 31, 1994                       90             $24,728
Contracts opened                             1,110             589,698
Contracts closed                           (1,200)           (614,426)
                                         ---------           ---------
Open at December 31, 1995                       0$                   0
                                           =======            ========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.During the year ended December 31, 1995, the Fund incurred management fees
payable   to  its  investment  adviser,  Back  Bay  Advisors.  Certain  officers and directors of the adviser are also officers or trustees of the Fund. Back Bay Advisors is a wholly owned subsidiary of New England Investment Companies, L.P. ("NEIC"), which is a

December 31, 1995

majority owned subsidiary of New England Mutual Life Insurance
Company. The management agreement in effect during the year ended
December 31, 1995 provided for fees as set forth below:

FEES EARNED  ANNUAL PERCENTAGE RATE FUND ANNUAL NET ASSET VALUE LEVELS
-----------  ---------------------- ----------------------------------
$150,341(a)                  0.400%             the first $200 million
                             0.375%              the next $300 million
                             0.350%       the excess over $500 million

(a) Before reduction pursuant to voluntary expense limitations. See
Note 4.

Effective   January  1,  1996,  New  England  Funds  Management,   L.P.   became
the
adviser for the Fund with the aforementioned adviser being retained as the Fund's sub-adviser.

B.  SERVICE  AND  DISTRIBUTION  FEES.Pursuant  to  Rule  12b-1  under  the  1940
Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class
A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder
accounts.   For   the  year  ended  December  31,  1995,  the  Fund   paid   New
England  Funds  $79,472  in  fees  under the  Class  A  Plan.  If  the  expenses of  New  England  Funds  that  are  otherwise reimbursable  under  the  Class  A
Plan  incurred  in  any  year  exceed the amounts  payable  by  the  Fund  under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1996 is $179,456.

Under   the   Class  B  Plan,  the  Fund  pays  New  England  Funds  a   monthly
service  fee  at  the  annual  rate of up to 0.25%  of  the  average  daily  net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1995, the Fund paid New England Funds $14,486 in service fees under the Class B Plan.

December 31, 1995

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the year ended December 31, 1995, the
Fund   paid   New  England  Funds  $43,461  in  distribution  fees   under   the
Class B Plan.

Commissions   (including   contingent   deferred   sales   charges)   on    Fund
shares  paid  to  New  England  Funds  by  investors  of  shares  of  the   Fund
during the year ended December 31, 1995 amounted to $131,882.

C.    TRANSFER   AGENT   FEES.New   England   Funds   is   the   transfer    and
shareholder servicing agent to the Fund. For the year ended December 31, 1995, the Fund paid New England Funds $32,033 as compensation for its services in that capacity.

D.   ADMINISTRATIVE   SERVICES  FEE.New  England   Funds   provides   the   Fund
with office space, facilities and equipment, services of executive and other personnel and certain administrative services all under an Administrative Services Agreement. Under this agreement, the Fund pays New England Funds a fee at the annual rate of 0.125% of the Fund's average daily net assets. New England Funds waived its entire fee of
$46,879 for the year ended December 31, 1995 because total Fund expenses exceeded the Fund's voluntary expense limitation. See Note 4.

E. TRUSTEES FEES AND EXPENSES.The Fund does not pay any compensation directly to its officers or trustees who are directors, officers, or employees of Back Bay Advisors, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                    $800
          Meeting Fee                        $125/meeting
          Committee Meeting Fee              $75/meeting
          Committee Chairman Retainer        $125/year

A   deferred   compensation   plan  is  available   to   the   trustees   on   a
voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4.EXPENSE LIMITATIONS.Commencing April 23, 1993 and until further notice to the Fund, Back Bay Advisors and New England Funds have voluntarily agreed to reduce management and administrative services fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets

December 31, 1995

and, effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing expense limitation during the year ended December 31, 1995, Back Bay
Advisors waived its entire management fee of $150,341 and New England Funds waived its entire administrative fee of $46,879.

5.CONCENTRATION    OF    CREDIT.The   Fund    primarily    invests    in    debt
obligations
issued by the State of California and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of California municipal securities to meet their financial obligations.

6.CAPITAL SHARES.At December 31, 1995 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                    YEAR ENDED              YEAR ENDED
                             DECEMBER 31, 1994       DECEMBER 31, 1995
                         ---------------------    --------------------
CLASS A                     SHARES      AMOUNT    SHARES        AMOUNT
                          --------     -------    -------      -------
Shares sold.             2,302,625$17,416,312     788,727  $ 5,839,073
Shares issued in
connection
with the
reinvestment of:
Distributions from net
investment
income                     130,833    965,605     125,283      929,591
                          --------     -------    -------      -------
                         2,433,458 18,381,917     914,010    6,768,664
Shares repurchased     (1,842,280)(13,458,803)  (922,790)  (6,815,110)
                       ----------- -----------  ---------  -----------
Net increase (decrease)    591,178  $4,923,114   (8,780)    $ (46,446)
                       ===========  ==========  =========  ===========
                                    YEAR ENDED              YEAR ENDED
                             DECEMBER 31, 1994       DECEMBER 31, 1995
                         ---------------------    --------------------
CLASS B                     SHARES      AMOUNT    SHARES        AMOUNT
                          --------     -------    -------      -------
Shares sold                745,373  $5,588,462     93,955    $ 683,998
Shares issued in
connection with the
reinvestment of:
Distributions from
net investment
income                      11,253       82,70    714,354      106,386
                          --------     -------    -------      -------
                          756,626   5,671,169     108,309      790,384
Shares repurchased      (184,681) (1,306,641)   (180,341)  (1,335,643)
                       ----------- -----------  ---------  -----------
Net increase (decrease)    571,945 $4,364,528   (72,032)    $(545,259)
                       ===========  ==========  =========  ===========
Increase (decrease)
derived from
capital shares
transactions             1,163,123 $9,287,642   (80,812)    $(591,705)
                       ===========  ==========  =========  ===========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of New England Trust II and the Shareholders of the NEW ENGLAND INTERMEDIATE TERM TAX FREE OF CALIFORNIA

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the New England Intermediate Term Tax Free Fund of California as of December 31, 1995, and the related statement of operations for the year ended and the statements  of  changes  in  net  assets for  each  of  the  two  years  in  the period then ended and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements
and   financial  highlights  are  free  of  material  misstatement.   An   audit
includes   examining,  on  a  test  basis,  evidence  supporting   the   amounts
and   disclosures   in   the  financial  statements.  Our  procedures   included
confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New England Intermediate Term Tax Free Fund of California as of December 31, 1995 the results of its operations for the year ended December 31, 1995 and the statements of changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 2, 1996

SHAREHOLDER MEETING
(UNAUDITED)

At a special shareholders' meeting held on December 28, 1995, shareholders of the Intermediate Term Tax Free Fund of California voted for the following proposals:

                                     VOTED       VOTED   ABSTAINED       BROKER         TOTAL
                                       FOR     AGAINST        VOTES   NON-VOTES         VOTES
--------------------------------------------------------------------------------
----------------
1. To approve new investment
 advisory arrangements to
 be effective upon the
 merger of New England
 Mutual Life Insurance
 Company into Metropolitan
 Life Insurance Company,
 such arrangements to be
 substantially identical to
 the investment advisory
 arrangements in effect for
 the Fund immediately prior
 to such merger              2,666,391.488  14,129.860  164,604.924             2,845,126.272
                             ============= ===========  ===========
2. To approve a new Advisory
 Agreement between the Fund
 and New England Funds
 Management, L.P.
 ("NEFM")                    2,664,383.543  14,677.531  166,065.198             2,845,126.272
                            =============  ==========   ===========
3. To approve a related Sub-
 Advisory Agreement between
 NEFM and such Fund's
 current investment
 adviser.                    2,570,499.618  18,047.531  256,579.123             2,845,126.272
                             ============= ==========   ===========

SAVING FOR RETIREMENT

AN EARLY START CAN MAKE A BIG DIFFERENCE

With   todayOs  lengthening  life  spans,  you  may  be  retired  for  20  years
or    more   after   you   complete   your   working   career.   Living    these
retirement   years   the  way  youOve  dreamed  of  will  require   considerable
financial   resources.  While  itOs  never  too  late  to  start  a   retirement
savings  program,  itOs  certainly  never  too  early:  The  sooner  you  begin, the longer the time your money has to grow.

The   chart   below   illustrates   this  point   dramatically.   One   investor
starts  at  age  30,  saves  for  just  10 years,  then  leaves  the  investment
to   grow.   The  second  investor  starts  10  years  later  but   saves   much
longer   -   for   25   years,   in  fact.  Can   you   guess   which   investor
accumulates the greater retirement nest egg?
For the answer, look at the chart.

AN EARLY START CAN MAKE A BIG DIFFERENCE
[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an inestor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follow:]

Investor A - Begins at age 30 for 10 years:
Age                Growth of Investments
30                                $2,000
35                               $15,431
40                               $35,062
45                               $90,943
55                              $146,464
60                              $235,882
65                              $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                Growth of Investments
40                                $2,000
45                               $15,431
50                               $37,062
55                               $71,899
60                              $128,005
65                              $216,364

Assumes   10%   hypothetical  appreciation.  For  illustrative   purposes   only
and not indicative of future performance of any New England Fund.

Investor  A  invested  $20,000,  less  than  half  of  investor  BOs  commitment
-  and  for  less  than  half the time. Yet investor A  wound  up  with  a  much
greater  retirement  nest  egg.  The  reason?  ItOs  all  thanks  to  an   early
start.

New   England   Funds   has   prepared  a  number  of   informative   retirement
planning   guides.   Call   your  financial  representative   or   New   England
Funds today, and ask for the guide that best fits your personal needs.

REGULAR INVESTING PAYS

FIVE GOOD REASONS TO INVEST REGULARLY
1.   ItOs an easy way to build assets
2.   ItOs convenient and effortless
3.   It requires a low minimum to get started
4. It can help you reach important long-term goals like retirement or college funding
5.   It can help you benefit from the ups and downs of the market
     With Investment Builder, New England FundsO automatic investment program, you can invest as little as $50 a month in your New
     England Fund automatically - without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

THE POWER OF MONTHLY INVESTING

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $50

Years                Growth of Monthly Investments
0                                               $0
5                                           $3,661
10                                          $9,040
15                                         $16,943
20                                         $28,555
25                                         $45,618

Monthly investments of $100

Years                Growth of Monthly Investments
0                                               $0
5                                           $7,322
10                                         $18,079
15                                         $33,886
20                                         $57,111
25                                         $91,236
Monthly investments of $200

Years                Growth of Monthly Investments
0                                               $0
5                                          $14,643
10                                         $36,158
15                                         $67,772
20                                        $114,222
25                                        $182,472
Monthly investments of $500

Years                Growth of Monthly Investments
0                                               $0
5                                          $36,608
10                                         $90,396
15                                        $169,429
20                                        $285,555
25                                        $456,181
For   illustrative   purposes   only.  These  figures   represent   hypothetical
accumulation  at  an  8%  annual  rate of return,  and  are  not  indicative  of future  performance  of  any  New England Fund.  The  value  of  a  New  England
Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high.

You can start an Investment Builder program with your current New
England Fund account, or with any of our other funds. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

INFORMATION ON CALL
YOU CAN CALL NEW ENGLAND FUNDS DAY OR NIGHT
Do you like to keep on top of your New England Funds but canOt always call us during regular business hours? With Tele#Facts, New England
FundsO 24-hours a day automated telephone system, you can call us any time thatOs convenient for you - day or night!
By calling 1-800-346-5984 from any Touch-Tone" telephone, you can:
- Check the current value of your New England Fund account
- Find out the current yield and total return on any New England Fund
- Buy, sell or exchange fund shares

Just remember to have these four items with you before calling:
1.YOUR PERSONAL IDENTIFICATION NUMBER which is the last four digits of your Social Security number
2.THE FUND NUMBER - two- or three-digit number listed on the Tele#Facts wallet card
3.FUNCTION NUMBER - listed on the Tele#Facts wallet card
4.ACCOUNT NUMBER - listed on all your statements

You can get the information you need to use Tele#Facts from the back of your statement. If you need another Tele#Facts wallet card or have questions about getting started, please call us at 1-800-225-5478.

So go ahead and give Tele#Facts a try. We think youOll enjoy this easy-to-use and convenient service from New England Funds!

NEW ENGLAND FUNDS

                              STOCK FUNDS

                         Growth Fund of Israel
                       International Equity Fund
                          Star Worldwide Fund
                              Growth Fund
                          Star Advisers Fund
                          Capital Growth Fund
                               Value Fund
                       Growth Opportunities Fund
                             Balanced Fund

                              BOND FUNDS

                           High Income Fund
                         Strategic Income Fund
                       Government Securities Fund
                            Bond Income Fund
                   Limited Term U.S. Government Fund
                  Adjustable Rate U.S. Government Fund

                           TAX EXEMPT FUNDS

                         Municipal Income Fund
                   Massachusetts Tax Free Income Fund
             Intermediate Term Tax Free Fund of California
              Intermediate Term Tax Free Fund of New York

                          MONEY MARKET FUNDS

                         Cash Management Trust
                         - Money Market Series
                         - U.S. Government Series
                     Tax Exempt Money Market Trust

               To learn more, and for a free prospectus,
                contact your financial representative.

                        New England Funds, L.P.
                          399 Boylston Street
                           Boston, MA  02116
                        Toll Free  800-225-5478

 This material is authorized for distribution to prospective investors when it is preceded or accompanied by the FundOs current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

Bulk Rate
U.S. Postage
Paid
Brockton, MA
Permit No. 770

[LOGO]
NEW ENGLAND FUNDS
WHERE THE BEST MINDS MEET

399 Boylston Street
Boston, Massachusetts
02116

[LOGO]
QUALITY
TESTED SERVICE
1996
DALBAR
HONORS COMMITMENT TO:
INVESTORS

CA56

[RECYCLE LOGO] PRINTED ON RECYCLED PAPER

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED
AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OSee accompanying notes to financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points, leaders and similar graphic symbols are omitted.

(7)  Page numbering is different.

